Income Taxes (Details) - Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Deferred tax assets:
Allowance for credit losses	$ 311,886	$ 392,713
Loss carryforward	73,150	2,076
DTA allowance	(12,963)	(2,076)
Total	$ 372,073	$ 392,713